Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Net sales	$ 23,814	$ 17,646	$ 14,779
SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	1,004	1,002	592
Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	6,260	3,819	4,321
North America
Disaggregation of Revenue [Line Items]
Net sales	13,677	10,689	8,260
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	2,745	2,062	1,526
Latin America
Disaggregation of Revenue [Line Items]
Net sales	128	74	80
IoT
Disaggregation of Revenue [Line Items]
Net sales	23,198	16,867	14,317
IoT | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	751	406	278
IoT | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	6,026	3,721	4,228
IoT | North America
Disaggregation of Revenue [Line Items]
Net sales	13,609	10,631	8,217
IoT | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	2,745	2,062	1,526
IoT | Latin America
Disaggregation of Revenue [Line Items]
Net sales	67	47	68
mPKI
Disaggregation of Revenue [Line Items]
Net sales	616	779	462
mPKI | SWITZERLAND
Disaggregation of Revenue [Line Items]
Net sales	253	596	314
mPKI | Rest of EMEA
Disaggregation of Revenue [Line Items]
Net sales	234	98	93
mPKI | North America
Disaggregation of Revenue [Line Items]
Net sales	68	58	43
mPKI | Latin America
Disaggregation of Revenue [Line Items]
Net sales	$ 61	$ 27	$ 12